Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the six months ended June 30,
	2023	2024
	RMB	RMB	US$
Current income tax (benefit) / expenses	(97,584)	253,886	35,624
Deferred income tax expense / (benefit)	133,923	(926,279)	(129,971)
Total income tax expenses / (benefit)	36,339	(672,393)	(94,347)

Schedule of Loss Before Provision for Income Taxes
	For the six months ended June 30,
	2023	2024
	RMB	RMB	US$
Loss before provision for income taxes is attributable to the following geographic locations:
PRC	(23,476,531)	(17,599,574)	(2,469,491)
Foreign	(2,715,165)	(2,386,953)	(334,926)
Total Loss before Income Taxes	(26,191,696)	(19,986,527)	(2,804,417)

Schedule of Reconciliation Between the Provision for Income Taxes	Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:
	For the six months ended June 30,
	2023	2024

PRC statutory income tax rate	25.0%	25.0%
Impact of different tax rates in other jurisdictions	(1.8)%	(3.1)%
Effect of preferential tax rate	(7.2)%	(10.4)%
Non-deductible items	0.2%	1.4%
Effect of additional R&D deduction	1.3%	0.0%
Tax effect on deferred offering costs	1.8%	0.0%
Change in valuation allowance	(19.4)%	(9.5)%
Effective tax rate	(0.1)%	3.4%

Schedule of Deferred Tax Assets and Deferred Tax Liability	As of December 31, 2023 and June 30, 2024, the significant components of the deferred tax assets and deferred tax liability were summarized below:
	As of
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	10,843,551	27,376,264	3,841,312
Bad debt provision	3,801,660	1,293,365	181,479
Impairment charges	963,398	93,178	13,074
Lease liability	818,974	(98,254)	(13,787)
Less: Valuation allowance	(12,738,069)	(23,834,998)	(3,344,417)
Deferred tax assets, net of valuation allowance	3,689,514	4,829,555	677,661

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion of the recorded deferred tax assets will not be realized in future periods.
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Deferred tax liabilities:
Right of use assets	(760,806)	(980,166)	(137,530)
Total deferred tax liabilities	(760,806)	(980,166)	(137,530)

Schedule of Net Operating Loss Carry Forward	As of June 30, 2024, net operating loss carry forward will expire, if unused, in the following amounts:
Amounts
Remained of 2024	2,851,618
2025	27,602
2026	11,930,662
2027	56,480,637
2028	-
2029	24,341,521
95,632,039

Schedule of Taxes Payable	The Group’s taxes payable consists of the following:
	As of
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
Income tax payable	163,527	241,256	33,851
VAT and other taxes payable	349,670	676,472	94,920
Total taxes payable	513,197	917,728	128,771